Quarterly Holdings Report
for
Fidelity® Series High Income Fund
July 31, 2024
FSH-NPRT1-0924
1.924275.113
Corporate Bonds - 84.9%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.4%
Broadcasting - 0.6%
DISH Network Corp. 3.375% 8/15/26	13,185,000	8,008,669
Diversified Financial Services - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	40,000	39,460
Energy - 0.1%
Sunnova Energy International, Inc. 0.25% 12/1/26	2,574,000	1,480,679
Homebuilders/Real Estate - 0.3%
Meritage Homes Corp. 1.75% 5/15/28 (b)	20,000	22,056
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	2,957,000	2,460,224
Redfin Corp. 0.5% 4/1/27	3,576,000	2,129,508
		4,611,788
Leisure - 0.0%
Peloton Interactive, Inc. 5.5% 12/1/29 (b)	190,000	195,927
Technology - 0.3%
BlackLine, Inc. 1% 6/1/29 (b)	220,000	212,061
Global Payments, Inc. 1.5% 3/1/31 (b)	2,034,000	1,922,130
Wolfspeed, Inc. 1.875% 12/1/29	5,485,000	2,750,393
		4,884,584
Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (b)	990,000	1,021,185
TOTAL CONVERTIBLE BONDS		20,242,292
Nonconvertible Bonds - 83.5%
Aerospace - 2.9%
ATI, Inc.:
4.875% 10/1/29	1,215,000	1,154,022
5.875% 12/1/27	1,230,000	1,220,545
Bombardier, Inc.:
7% 6/1/32 (b)	3,405,000	3,481,498
7.25% 7/1/31 (b)	1,950,000	2,007,449
7.875% 4/15/27 (b)	1,814,000	1,816,750
BWX Technologies, Inc. 4.125% 6/30/28 (b)	3,247,000	3,089,400
Howmet Aerospace, Inc.:
5.9% 2/1/27	545,000	555,579
5.95% 2/1/37	435,000	457,143
6.875% 5/1/25	545,000	549,847
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)(c)	830,000	735,446
4.625% 3/1/28 (b)	2,375,000	2,226,170
Moog, Inc. 4.25% 12/15/27 (b)	165,000	157,939
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	965,000	1,075,488
TransDigm, Inc.:
4.625% 1/15/29	2,335,000	2,208,204
5.5% 11/15/27	8,055,000	7,934,175
6.375% 3/1/29 (b)	6,800,000	6,926,484
6.75% 8/15/28 (b)	1,630,000	1,660,563
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	3,129,000	2,492,486
7.875% 5/1/27 (b)	435,000	393,755
9.5% 6/1/28 (b)	440,000	393,781
		40,536,724
Air Transportation - 0.5%
Air Canada 3.875% 8/15/26 (b)	805,000	774,279
American Airlines, Inc.:
7.25% 2/15/28 (b)(c)	540,000	539,541
8.5% 5/15/29 (b)	2,080,000	2,141,383
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	327,000	329,906
Rand Parent LLC 8.5% 2/15/30 (b)(c)	4,015,000	3,970,302
		7,755,411
Automotive & Auto Parts - 2.7%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	330,000	337,308
Arko Corp. 5.125% 11/15/29 (b)(c)	1,630,000	1,421,972
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	1,090,000	1,093,549
Dana, Inc.:
4.25% 9/1/30 (c)	440,000	388,550
5.375% 11/15/27	295,000	289,903
Ford Motor Co.:
3.25% 2/12/32	1,085,000	910,782
4.75% 1/15/43	545,000	446,009
5.291% 12/8/46	215,000	191,075
6.1% 8/19/32 (c)	4,525,000	4,579,328
7.4% 11/1/46	435,000	478,838
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.3034% 3/6/26 (d)(e)	1,540,000	1,588,485
2.3% 2/10/25	4,905,000	4,813,708
2.9% 2/10/29	2,715,000	2,434,011
3.375% 11/13/25	545,000	531,401
4% 11/13/30	550,000	499,802
4.389% 1/8/26	1,090,000	1,074,000
5.125% 6/16/25	545,000	542,362
6.95% 3/6/26	4,385,000	4,480,219
Hudson Automotive Group 8% 5/15/32 (b)	835,000	873,695
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(d)	215,000	209,634
LCM Investments Holdings 8.25% 8/1/31 (b)	755,000	791,805
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	450,000	461,835
8.125% 3/30/29 (b)	1,115,000	1,179,695
8.375% 5/1/28 (b)	1,180,000	1,249,454
McLaren Finance PLC 7.5% 8/1/26 (b)	1,820,000	1,590,680
Phinia, Inc. 6.75% 4/15/29 (b)	1,045,000	1,065,909
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 11.3595% 10/15/26 (b)(d)(e)	335,000	337,074
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	1,645,000	1,717,014
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	1,310,000	1,295,195
6.875% 4/14/28 (b)	595,000	609,858
7.125% 4/14/30 (b)	595,000	617,630
		38,100,780
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
5.75% 11/20/25 (c)	110,000	110,390
6.7% 2/14/33 (c)	2,170,000	2,230,507
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	970,000	918,233
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 4% 10/15/33 (b)(c)	435,000	374,135
UniCredit SpA:
5.861% 6/19/32 (b)(d)	2,542,000	2,521,014
7.296% 4/2/34 (b)(d)	1,403,000	1,456,846
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	1,620,000	1,668,600
Western Alliance Bancorp. 3% 6/15/31 (d)	1,910,000	1,709,507
		10,989,232
Broadcasting - 1.7%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)(c)	2,900,000	2,809,029
9% 9/15/28 (b)(c)	3,050,000	3,238,544
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(f)	9,005,000	180,100
DISH Network Corp. 11.75% 11/15/27 (b)	2,760,000	2,762,564
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	1,110,000	675,713
Sirius XM Radio, Inc.:
4% 7/15/28 (b)(c)	2,505,000	2,298,972
4.125% 7/1/30 (b)(c)	2,200,000	1,912,185
5.5% 7/1/29 (b)	660,000	630,885
TEGNA, Inc.:
4.625% 3/15/28	1,895,000	1,738,545
5% 9/15/29	725,000	661,593
Univision Communications, Inc.:
4.5% 5/1/29 (b)	2,170,000	1,895,414
6.625% 6/1/27 (b)	3,080,000	3,065,032
8% 8/15/28 (b)	1,975,000	1,984,776
		23,853,352
Building Materials - 1.2%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	824,000	806,989
6.375% 6/15/30 (b)(c)	490,000	493,282
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	815,000	866,509
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	1,325,000	1,354,879
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	2,210,000	1,975,124
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	2,370,000	2,411,536
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)	4,830,000	4,920,675
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	2,240,000	2,413,945
Star Holding LLC 8.75% 8/1/31 (b)	1,400,000	1,379,028
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	950,000	990,375
		17,612,342
Cable/Satellite TV - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	3,680,000	3,131,158
4.25% 1/15/34 (b)	2,145,000	1,694,525
4.5% 8/15/30 (b)	675,000	590,991
4.5% 5/1/32	5,635,000	4,718,056
4.75% 3/1/30 (b)	4,755,000	4,256,930
4.75% 2/1/32 (b)	3,090,000	2,642,575
5% 2/1/28 (b)	1,495,000	1,423,273
5.375% 6/1/29 (b)	1,705,000	1,593,935
CSC Holdings LLC:
4.125% 12/1/30 (b)	2,050,000	1,419,336
4.5% 11/15/31 (b)	555,000	382,701
4.625% 12/1/30 (b)	2,085,000	823,650
5.375% 2/1/28 (b)	3,840,000	3,048,543
7.5% 4/1/28 (b)	1,530,000	857,817
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	535,000	515,179
DISH DBS Corp. 5.75% 12/1/28 (b)	2,740,000	2,011,223
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)	1,630,000	1,304,403
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	1,000,000	955,000
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/28 (b)	1,505,000	1,407,268
Ziggo BV 4.875% 1/15/30 (b)	1,455,000	1,324,622
		34,101,185
Capital Goods - 1.2%
ESAB Corp. 6.25% 4/15/29 (b)	2,470,000	2,504,913
Mueller Water Products, Inc. 4% 6/15/29 (b)(c)	1,905,000	1,777,539
Regal Rexnord Corp.:
6.05% 2/15/26	1,640,000	1,652,741
6.05% 4/15/28 (c)	1,090,000	1,116,981
6.3% 2/15/30	1,090,000	1,136,847
Resideo Funding, Inc. 6.5% 7/15/32 (b)	2,155,000	2,154,891
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)	1,645,000	1,644,590
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	4,865,000	4,770,404
		16,758,906
Chemicals - 4.3%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	2,445,000	2,564,162
Consolidated Energy Finance SA 12% 2/15/31 (b)	2,085,000	2,058,402
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	1,807,000	1,745,557
Element Solutions, Inc. 3.875% 9/1/28 (b)(c)	1,044,000	967,084
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)	2,460,000	2,636,859
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	4,053,262	3,313,542
LSB Industries, Inc. 6.25% 10/15/28 (b)	880,000	855,860
Methanex Corp.:
5.125% 10/15/27	3,800,000	3,699,943
5.65% 12/1/44	3,722,000	3,248,982
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	1,900,000	1,718,803
5% 5/1/25 (b)	940,000	931,614
5.25% 6/1/27 (b)	1,935,000	1,888,359
9% 2/15/30 (b)	660,000	697,740
Nufarm Australia Ltd. 5% 1/27/30 (b)	2,575,000	2,368,594
Olin Corp.:
5% 2/1/30 (c)	1,110,000	1,057,619
5.125% 9/15/27	2,795,000	2,728,225
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	2,030,000	1,871,769
6.25% 10/1/29 (b)	2,255,000	2,069,311
7.25% 6/15/31 (b)	1,930,000	1,931,390
9.75% 11/15/28 (b)	2,225,000	2,364,439
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	3,750,000	3,496,042
6.625% 5/1/29 (b)	1,815,000	1,711,004
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	1,550,000	1,514,464
The Chemours Co. LLC:
4.625% 11/15/29 (b)(c)	790,000	691,945
5.375% 5/15/27	2,604,000	2,501,557
5.75% 11/15/28 (b)(c)	2,625,000	2,455,680
Tronox, Inc. 4.625% 3/15/29 (b)(c)	3,860,000	3,515,751
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	4,500,000	4,117,764
7.375% 3/1/31 (b)	440,000	451,801
		61,174,262
Consumer Products - 1.4%
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)(c)	1,850,000	1,899,641
Kohl's Corp. 4.25% 7/17/25	150,000	146,071
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31 (b)	1,370,000	1,381,896
10.75% 6/30/32 (b)	1,240,000	1,203,017
Mattel, Inc.:
3.375% 4/1/26 (b)	1,750,000	1,693,572
5.45% 11/1/41	435,000	399,883
Newell Brands, Inc.:
5.7% 4/1/26	545,000	543,698
6.375% 9/15/27 (c)	3,340,000	3,336,208
6.625% 9/15/29 (c)	605,000	606,985
7% 4/1/46 (g)	435,000	382,082
The Gates Corp. 6.875% 7/1/29 (b)	2,040,000	2,077,252
The Scotts Miracle-Gro Co.:
4% 4/1/31	215,000	189,947
4.375% 2/1/32	330,000	292,116
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	2,260,000	2,200,394
10.5% 5/15/29 (b)	3,010,000	2,927,225
		19,279,987
Containers - 1.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)	895,000	225,988
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	2,250,000	1,902,806
Ball Corp.:
2.875% 8/15/30	545,000	468,083
6% 6/15/29	710,000	716,766
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	545,000	531,220
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)	610,000	553,754
6.375% 7/15/32 (b)(c)	2,720,000	2,751,038
LABL, Inc.:
5.875% 11/1/28 (b)	330,000	304,745
6.75% 7/15/26 (b)	220,000	218,691
9.5% 11/1/28 (b)	220,000	222,253
10.5% 7/15/27 (b)	625,000	608,769
Mauser Packaging Solutions Holding Co.:
7.875% 4/15/27 (b)(c)	1,630,000	1,682,213
9.25% 4/15/27 (b)	1,335,000	1,336,797
Owens-Brockway Glass Container, Inc.:
7.25% 5/15/31 (b)	555,000	549,141
7.375% 6/1/32 (b)(c)	1,360,000	1,343,274
Sealed Air Corp. 5% 4/15/29 (b)	3,300,000	3,187,190
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)	655,000	659,527
7.25% 2/15/31 (b)(c)	2,415,000	2,514,264
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	494,000	483,792
8.5% 8/15/27 (b)	810,000	795,178
		21,055,489
Diversified Financial Services - 3.7%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)	1,090,000	1,088,587
Boost Newco Borrower LLC 7.5% 1/15/31 (b)	1,525,000	1,606,241
Capstone Borrower, Inc. 8% 6/15/30 (b)	745,000	771,741
Coinbase Global, Inc. 3.375% 10/1/28 (b)	900,000	792,284
Encore Capital Group, Inc. 9.25% 4/1/29 (b)	1,005,000	1,058,968
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32 (b)	680,000	701,297
7.875% 12/1/30 (b)	1,860,000	1,971,611
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	1,715,000	1,753,476
7.75% 5/15/26 (b)	1,115,000	1,141,746
8% 2/15/27 (b)	2,705,000	2,796,767
8% 6/15/28 (b)	1,675,000	1,772,733
Gn Bondco LLC 9.5% 10/15/31 (b)(c)	2,490,000	2,343,982
Hightower Holding LLC:
6.75% 4/15/29 (b)	1,835,000	1,712,530
9.125% 1/31/30 (b)	1,120,000	1,137,371
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	4,560,000	3,968,148
5.25% 5/15/27	3,780,000	3,619,350
Intercontinental Exchange, Inc. 3.625% 9/1/28 (b)	3,485,000	3,332,518
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	390,000	362,219
Jefferson Capital Holding 9.5% 2/15/29 (b)	1,050,000	1,101,645
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	1,415,000	1,344,853
LPL Holdings, Inc. 4.375% 5/15/31 (b)	545,000	502,754
Nationstar Mortgage Holdings, Inc. 6.5% 8/1/29 (b)	2,095,000	2,091,909
OneMain Finance Corp.:
3.5% 1/15/27	3,265,000	3,085,491
3.875% 9/15/28	4,040,000	3,690,616
7.125% 3/15/26	3,970,000	4,037,943
Optics Bidco SpA:
6% 9/30/34 (b)	2,848,000	2,691,360
7.2% 7/18/36 (b)	1,085,000	1,108,360
7.721% 6/4/38 (b)	269,000	283,123
PRA Group, Inc. 8.875% 1/31/30 (b)(c)	685,000	697,072
		52,566,695
Diversified Media - 0.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	2,875,000	2,635,787
CMG Media Corp. 8.875% 12/15/27 (b)	3,100,000	1,806,990
		4,442,777
Energy - 11.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)	545,000	543,672
Apache Corp.:
4.25% 1/15/30	775,000	732,871
5.1% 9/1/40	980,000	857,783
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	2,540,000	2,513,286
Baytex Energy Corp. 7.375% 3/15/32 (b)	1,780,000	1,817,758
California Resources Corp.:
7.125% 2/1/26 (b)	765,000	766,685
8.25% 6/15/29 (b)	4,085,000	4,183,183
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	960,000	880,429
Canacol Energy Ltd. 5.75% 11/24/28 (b)	2,695,000	1,361,810
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	2,380,000	2,380,095
8.375% 1/15/29 (b)	1,230,000	1,281,626
CNX Resources Corp. 7.375% 1/15/31 (b)(c)	625,000	645,255
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	1,410,000	1,311,543
6.75% 3/1/29 (b)(c)	1,535,000	1,487,230
CPI CG, Inc. 10% 7/15/29 (b)	735,000	766,237
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	1,560,000	1,649,946
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	1,855,000	1,862,698
5.625% 10/15/25 (b)	230,000	229,706
CVR Energy, Inc.:
5.75% 2/15/28 (b)	2,890,000	2,724,535
8.5% 1/15/29 (b)	3,535,000	3,595,198
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (b)	3,165,000	3,153,504
8.625% 3/15/29 (b)	2,440,000	2,534,889
DT Midstream, Inc.:
4.125% 6/15/29 (b)	1,140,000	1,065,683
4.375% 6/15/31 (b)	545,000	502,472
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	1,020,000	1,029,547
Energy Transfer LP:
5.75% 4/1/25 (c)	2,285,000	2,282,045
7.375% 2/1/31 (b)	1,090,000	1,151,175
EnLink Midstream LLC:
5.625% 1/15/28 (b)(c)	5,415,000	5,433,622
6.5% 9/1/30 (b)	1,020,000	1,062,909
EnLink Midstream Partners LP:
4.15% 6/1/25	545,000	536,908
4.85% 7/15/26	985,000	973,113
EQM Midstream Partners LP:
4% 8/1/24	1,005,000	1,005,000
6% 7/1/25 (b)	140,000	139,965
6.5% 7/1/27 (b)	437,000	445,327
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	295,000	295,929
Genesis Energy LP/Genesis Energy Finance Corp. 7.875% 5/15/32	670,000	683,376
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29	2,210,000	2,201,345
7% 8/1/27	2,927,000	2,949,517
Harvest Midstream I LP:
7.5% 9/1/28 (b)	1,110,000	1,135,919
7.5% 5/15/32 (b)	2,535,000	2,608,187
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	1,115,000	1,034,849
5.125% 6/15/28 (b)	3,025,000	2,944,702
5.5% 10/15/30 (b)	545,000	529,454
5.625% 2/15/26 (b)	2,610,000	2,595,608
HF Sinclair Corp. 5% 2/1/28 (b)	2,280,000	2,245,501
Howard Midstream Energy Partners LLC:
7.375% 7/15/32 (b)	1,380,000	1,421,294
8.875% 7/15/28 (b)	1,170,000	1,245,417
Jonah Energy Parent LLC 12% 11/5/25 (h)(i)	3,297,992	3,607,344
Kinetik Holdings LP:
5.875% 6/15/30 (b)(c)	1,535,000	1,519,479
6.625% 12/15/28 (b)	4,320,000	4,405,169
Kodiak Gas Services LLC 7.25% 2/15/29 (b)(c)	1,950,000	2,005,949
Kraken Oil & Gas Partners LLC 7.625% 8/15/29 (b)	1,120,000	1,130,739
Matador Resources Co. 6.5% 4/15/32 (b)	2,310,000	2,321,815
Mesquite Energy, Inc. 7.25% (b)(f)(i)	10,580,000	1
Nabors Industries, Inc. 8.875% 8/15/31 (b)	1,780,000	1,815,956
New Fortress Energy, Inc. 6.5% 9/30/26 (b)(c)	5,850,000	5,439,593
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)	1,950,000	1,976,238
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	1,730,000	1,765,250
8.75% 6/15/31 (b)	555,000	584,947
Occidental Petroleum Corp. 4.5% 7/15/44	1,335,000	1,056,536
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	3,965,000	4,106,526
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	1,573,000	1,561,203
7% 1/15/32 (b)	2,785,000	2,883,545
Prairie Acquiror LP 9% 8/1/29 (b)	1,080,000	1,113,571
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	145,000	135,473
4.95% 7/15/29 (b)	1,480,000	1,415,415
6.875% 4/15/40 (b)	655,000	644,242
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	925,000	974,974
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	2,285,000	2,390,880
SM Energy Co. 5.625% 6/1/25	1,200,000	1,199,351
Southwestern Energy Co. 4.75% 2/1/32	1,640,000	1,532,565
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	210,000	208,303
Summit Midstream Holdings LLC 8.625% 10/31/29 (b)(c)	1,120,000	1,145,047
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	880,000	727,761
11.75% 10/1/28 (b)	1,210,000	946,876
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (c)	4,570,000	4,318,634
5.875% 3/15/28	875,000	871,646
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	1,155,000	1,073,379
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	3,125,000	3,015,158
6% 9/1/31 (b)	3,695,000	3,482,974
Talos Production, Inc. 9% 2/1/29 (b)	560,000	590,053
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (c)	1,085,000	1,051,599
Teine Energy Ltd. 6.875% 4/15/29 (b)	295,000	292,529
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	681,750	679,774
Transocean, Inc.:
8% 2/1/27 (b)	4,113,000	4,119,811
8.25% 5/15/29 (b)	2,750,000	2,808,262
8.75% 2/15/30 (b)	1,273,500	1,337,729
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)(c)	1,630,000	1,658,817
Valaris Ltd. 8.375% 4/30/30 (b)	2,135,000	2,235,479
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	2,155,000	1,992,471
4.125% 8/15/31 (b)	1,680,000	1,527,204
6.25% 1/15/30 (b)	1,445,000	1,484,018
Viridien 8.75% 4/1/27 (b)	1,310,000	1,258,450
Western Midstream Operating LP:
3.1% 2/1/25	1,950,000	1,923,577
3.95% 6/1/25 (c)	540,000	531,909
		159,667,024
Environmental - 1.4%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	515,000	520,831
Covanta Holding Corp. 4.875% 12/1/29 (b)	1,650,000	1,508,820
Darling Ingredients, Inc. 6% 6/15/30 (b)(c)	910,000	902,952
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	1,090,000	1,077,689
5.125% 12/15/26 (b)	1,090,000	1,080,028
6.75% 1/15/31 (b)	930,000	956,332
Madison IAQ LLC:
4.125% 6/30/28 (b)	2,375,000	2,218,014
5.875% 6/30/29 (b)	2,280,000	2,134,529
Stericycle, Inc. 3.875% 1/15/29 (b)	3,330,000	3,166,007
Wrangler Holdco Corp. 6.625% 4/1/32 (b)	5,510,000	5,530,718
		19,095,920
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	295,000	285,218
3.5% 3/15/29 (b)	2,690,000	2,450,721
4.875% 2/15/30 (b)	1,855,000	1,772,286
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	4,325,000	3,299,860
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	785,000	697,048
Parkland Corp. 4.625% 5/1/30 (b)	3,475,000	3,230,787
		11,735,920
Food/Beverage/Tobacco - 2.6%
BellRing Brands, Inc. 7% 3/15/30 (b)	435,000	448,277
C&S Group Enterprises LLC 5% 12/15/28 (b)	2,380,000	1,766,314
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (b)	435,000	415,094
7.625% 7/1/29 (b)	1,490,000	1,544,324
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(c)	1,195,000	1,246,599
KeHE Distributor / Nextwave 9% 2/15/29 (b)	1,935,000	1,985,833
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)(c)	3,660,000	3,341,182
4.375% 1/31/32 (b)(c)	545,000	491,232
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	2,690,000	2,491,425
5.5% 10/15/27 (b)	1,505,000	1,484,910
Pilgrim's Pride Corp.:
3.5% 3/1/32	545,000	472,423
4.25% 4/15/31	640,000	593,788
Post Holdings, Inc.:
4.625% 4/15/30 (b)(c)	1,290,000	1,201,786
5.5% 12/15/29 (b)(c)	3,980,000	3,861,367
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)	2,685,000	2,500,356
TreeHouse Foods, Inc. 4% 9/1/28	860,000	775,891
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	7,460,000	7,228,180
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	820,000	768,658
4.75% 2/15/29 (b)	2,180,000	2,087,443
7.25% 1/15/32 (b)	1,225,000	1,281,111
United Natural Foods, Inc. 6.75% 10/15/28 (b)	215,000	196,409
		36,182,602
Gaming - 2.0%
Caesars Entertainment, Inc.:
6.5% 2/15/32 (b)	3,735,000	3,784,289
7% 2/15/30 (b)	1,305,000	1,346,205
8.125% 7/1/27 (b)	2,509,000	2,562,841
Churchill Downs, Inc. 5.75% 4/1/30 (b)	3,965,000	3,887,602
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	2,730,000	2,549,583
6.75% 1/15/30 (b)	2,125,000	1,885,462
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	975,000	911,466
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	660,000	682,884
Station Casinos LLC:
4.5% 2/15/28 (b)(c)	1,665,000	1,580,199
6.625% 3/15/32 (b)(c)	2,735,000	2,760,537
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	1,085,000	1,006,178
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)(c)	5,135,000	5,353,038
		28,310,284
Healthcare - 7.0%
1375209 BC Ltd. 9% 1/30/28 (b)	1,306,000	1,238,165
180 Medical, Inc. 3.875% 10/15/29 (b)	1,055,000	956,399
Amgen, Inc. 5.6% 3/2/43	1,195,000	1,206,520
AMN Healthcare 4% 4/15/29 (b)(c)	680,000	622,727
Avantor Funding, Inc.:
3.875% 11/1/29 (b)(c)	1,345,000	1,239,334
4.625% 7/15/28 (b)	885,000	852,086
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)	2,075,000	1,597,958
5.25% 1/30/30 (b)	1,335,000	674,175
5.5% 11/1/25 (b)	2,740,000	2,566,284
11% 9/30/28 (b)	1,510,000	1,412,605
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,320,000	1,272,020
Centene Corp. 2.5% 3/1/31	1,470,000	1,230,644
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)(c)	1,150,000	1,063,841
4% 3/15/31 (b)	975,000	885,909
4.25% 5/1/28 (b)	472,000	449,580
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	4,055,000	3,335,201
5.25% 5/15/30 (b)	7,690,000	6,706,242
5.625% 3/15/27 (b)	4,905,000	4,696,804
6% 1/15/29 (b)	2,290,000	2,126,158
6.125% 4/1/30 (b)	2,340,000	1,775,596
6.875% 4/15/29 (b)	1,490,000	1,221,837
10.875% 1/15/32 (b)	2,065,000	2,219,845
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	2,070,000	1,934,071
DaVita, Inc.:
3.75% 2/15/31 (b)	855,000	739,597
4.625% 6/1/30 (b)	4,560,000	4,175,821
Embecta Corp. 5% 2/15/30 (b)	490,000	419,723
Grifols SA % (b)	660,000	602,183
HCA Holdings, Inc. 5.5% 6/15/47 (c)	1,085,000	1,035,738
HealthEquity, Inc. 4.5% 10/1/29 (b)(c)	1,865,000	1,756,756
Hologic, Inc. 3.25% 2/15/29 (b)(c)	840,000	765,814
Humana, Inc. 5.875% 3/1/33	1,085,000	1,127,079
IQVIA, Inc. 6.5% 5/15/30 (b)(c)	1,110,000	1,142,102
Jazz Securities DAC 4.375% 1/15/29 (b)	1,850,000	1,737,443
Medline Borrower LP 3.875% 4/1/29 (b)(c)	6,955,000	6,490,508
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	2,740,000	2,795,732
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	785,000	531,275
Molina Healthcare, Inc. 3.875% 11/15/30 (b)	1,465,000	1,324,858
Option Care Health, Inc. 4.375% 10/31/29 (b)	255,000	238,164
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	3,935,000	3,697,009
5.125% 4/30/31 (b)(c)	1,050,000	966,312
Owens & Minor, Inc. 4.5% 3/31/29 (b)	1,010,000	887,564
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)(c)	2,895,000	2,629,633
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)	1,395,645	1,313,637
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	1,335,000	1,361,767
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	1,995,000	2,060,330
Teleflex, Inc. 4.25% 6/1/28 (b)	930,000	883,422
Tenet Healthcare Corp.:
4.25% 6/1/29	2,790,000	2,632,164
4.375% 1/15/30	1,990,000	1,866,768
4.625% 6/15/28	2,545,000	2,452,602
6.125% 10/1/28	3,035,000	3,042,595
6.125% 6/15/30	2,820,000	2,829,580
6.25% 2/1/27	2,741,000	2,746,729
6.75% 5/15/31	390,000	400,743
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	1,310,000	1,240,571
7.875% 9/15/29	330,000	356,304
8.125% 9/15/31	330,000	370,527
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	585,000	580,014
		98,485,065
Homebuilders/Real Estate - 3.0%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)(c)	874,400	741,596
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	985,000	909,457
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)	1,085,000	1,101,004
Greystar Real Estate Partners 7.75% 9/1/30 (b)	555,000	588,512
HAT Holdings I LLC/HAT Holdings II LLC 8% 6/15/27 (b)(c)	1,520,000	1,590,066
Howard Hughes Corp.:
4.125% 2/1/29 (b)	945,000	867,090
4.375% 2/1/31 (b)	775,000	692,684
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)(j)	415,000	445,136
Kennedy-Wilson, Inc. 4.75% 2/1/30	1,605,000	1,371,747
Landsea Homes Corp. 8.875% 4/1/29 (b)	1,330,000	1,340,513
LGI Homes, Inc. 8.75% 12/15/28 (b)	960,000	1,019,953
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	5,035,000	3,308,169
4.625% 8/1/29	2,850,000	2,068,343
5% 10/15/27 (c)	7,650,000	6,272,230
5.25% 8/1/26 (c)	1,085,000	974,577
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	2,255,000	2,313,878
Railworks Holdings LP 8.25% 11/15/28 (b)	1,990,000	2,018,936
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	32,000	21,996
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	25,000	16,739
Rithm Capital Corp. 8% 4/1/29 (b)	830,000	822,768
Safehold Operating Partnership LP 2.85% 1/15/32	1,635,000	1,377,665
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)(c)	395,000	385,134
TopBuild Corp. 4.125% 2/15/32 (b)	1,185,000	1,067,457
TRI Pointe Homes, Inc. 5.7% 6/15/28	220,000	219,413
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	6,395,000	5,522,911
6.5% 2/15/29 (b)	4,996,000	3,776,133
10.5% 2/15/28 (b)	2,175,000	2,199,900
		43,034,007
Hotels - 0.9%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	4,715,000	4,129,605
3.75% 5/1/29 (b)	495,000	458,914
4% 5/1/31 (b)	2,420,000	2,191,954
5.875% 4/1/29 (b)	685,000	690,323
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	2,585,000	2,610,341
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	935,000	951,799
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	1,785,000	1,684,220
		12,717,156
Insurance - 1.8%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	435,000	400,320
8.25% 2/1/29 (b)	1,485,000	1,510,287
8.5% 6/15/29 (b)	950,000	976,390
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27 (b)	3,740,000	3,559,166
5.875% 11/1/29 (b)	1,365,000	1,307,065
6.75% 10/15/27 (b)	6,945,000	6,892,891
6.75% 4/15/28 (b)	540,000	542,674
AmWINS Group, Inc. 4.875% 6/30/29 (b)	1,660,000	1,565,228
AssuredPartners, Inc.:
5.625% 1/15/29 (b)	1,355,000	1,290,718
7.5% 2/15/32 (b)	2,145,000	2,183,846
HUB International Ltd. 7.25% 6/15/30 (b)	3,595,000	3,707,808
USI, Inc. 7.5% 1/15/32 (b)	840,000	868,500
		24,804,893
Leisure - 2.4%
Amer Sports Co. 6.75% 2/16/31 (b)(c)	1,375,000	1,367,712
Carnival Corp.:
5.75% 3/1/27 (b)	3,414,000	3,396,979
6% 5/1/29 (b)	2,235,000	2,229,569
6.65% 1/15/28	300,000	301,261
7% 8/15/29 (b)	2,465,000	2,571,113
10.5% 6/1/30 (b)	1,985,000	2,157,457
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	315,000	294,090
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	1,705,000	1,619,347
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	890,000	886,022
7.75% 2/15/29 (b)	3,300,000	3,473,193
NCL Finance Ltd. 6.125% 3/15/28 (b)	3,490,000	3,493,567
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	1,535,000	1,525,993
5.5% 4/1/28 (b)	2,745,000	2,734,562
6% 2/1/33 (b)(j)	2,795,000	2,813,317
6.25% 3/15/32 (b)	1,730,000	1,764,247
7.25% 1/15/30 (b)	540,000	565,966
Viking Cruises Ltd. 9.125% 7/15/31 (b)	1,195,000	1,303,084
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	630,000	621,649
Voc Escrow Ltd. 5% 2/15/28 (b)	865,000	844,042
		33,963,170
Metals/Mining - 1.9%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	530,000	547,078
Arsenal AIC Parent LLC 8% 10/1/30 (b)	740,000	787,322
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)	215,000	196,227
7% 3/15/32 (b)(c)	2,045,000	2,052,389
Constellium NV:
5.875% 2/15/26 (b)	797,000	796,085
6.375% 8/15/32 (b)(j)	2,795,000	2,791,244
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,005,000	974,247
ERO Copper Corp. 6.5% 2/15/30 (b)	5,665,000	5,516,294
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	2,360,000	2,321,650
8.625% 6/1/31 (b)	1,180,000	1,174,100
9.375% 3/1/29 (b)	3,380,000	3,554,905
FMG Resources August 2006 Pty Ltd.:
4.375% 4/1/31 (b)	545,000	492,603
4.5% 9/15/27 (b)	630,000	604,255
Mineral Resources Ltd.:
8.5% 5/1/30 (b)	1,400,000	1,461,735
9.25% 10/1/28 (b)	1,105,000	1,175,127
Novelis Corp.:
3.25% 11/15/26 (b)	330,000	313,959
3.875% 8/15/31 (b)	545,000	478,774
Vibrantz Technologies, Inc. 9% 2/15/30 (b)	2,130,000	1,906,616
		27,144,610
Paper - 0.8%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)	2,205,000	2,072,625
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	1,145,000	972,512
6% 6/15/27 (b)	1,985,000	1,973,156
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)(c)	3,325,000	3,312,670
8.75% 4/15/30 (b)	2,330,000	2,286,662
Mercer International, Inc. 5.125% 2/1/29 (c)	710,000	601,759
		11,219,384
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (b)	1,685,000	1,600,725
Railroad - 0.2%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)(c)	1,045,000	953,152
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	2,040,000	2,064,327
		3,017,479
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	930,000	874,403
4% 10/15/30 (b)	5,530,000	4,932,619
5.75% 4/15/25 (b)	425,000	424,377
6.125% 6/15/29 (b)	2,755,000	2,783,134
Garden SpinCo Corp. 8.625% 7/20/30 (b)(c)	550,000	594,082
Yum! Brands, Inc.:
3.625% 3/15/31 (c)	545,000	486,068
4.625% 1/31/32	3,225,000	3,007,563
5.375% 4/1/32	435,000	421,462
		13,523,708
Services - 5.4%
AECOM 5.125% 3/15/27	730,000	721,236
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	2,020,000	2,055,164
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	2,040,000	1,777,440
9.75% 7/15/27 (b)	1,455,000	1,453,772
APX Group, Inc.:
5.75% 7/15/29 (b)(c)	1,390,000	1,352,301
6.75% 2/15/27 (b)	1,280,000	1,278,516
Aramark Services, Inc. 5% 2/1/28 (b)	1,560,000	1,523,683
Artera Services LLC 8.5% 2/15/31 (b)	5,195,000	5,326,257
ASGN, Inc. 4.625% 5/15/28 (b)	1,025,000	982,142
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	2,190,000	2,018,589
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	3,975,000	3,767,133
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	5,400,000	5,929,875
CoreCivic, Inc.:
4.75% 10/15/27	3,661,000	3,466,973
8.25% 4/15/29	1,365,000	1,436,612
CoreLogic, Inc. 4.5% 5/1/28 (b)	1,535,000	1,415,960
Garda World Security Corp. 8.25% 8/1/32 (b)	1,395,000	1,396,986
Gartner, Inc.:
3.625% 6/15/29 (b)	345,000	320,949
3.75% 10/1/30 (b)	555,000	507,223
4.5% 7/1/28 (b)	2,505,000	2,432,061
Hertz Corp. 4.625% 12/1/26 (b)	1,165,000	878,971
Iron Mountain, Inc. 4.5% 2/15/31 (b)	545,000	500,925
Korn Ferry 4.625% 12/15/27 (b)	400,000	385,500
Life Time, Inc. 8% 4/15/26 (b)(c)	1,655,000	1,677,313
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	2,925,000	2,859,188
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	1,090,000	1,089,153
Service Corp. International:
4% 5/15/31	945,000	851,407
5.125% 6/1/29	597,000	585,071
Sotheby's 7.375% 10/15/27 (b)	1,270,000	1,057,407
Staples, Inc.:
10.75% 9/1/29 (b)	2,905,000	2,813,968
12.75% 1/15/30 (b)	2,045,000	1,588,059
The GEO Group, Inc. 10.25% 4/15/31	2,710,000	2,904,991
TriNet Group, Inc. 3.5% 3/1/29 (b)	3,950,000	3,579,228
Uber Technologies, Inc.:
4.5% 8/15/29 (b)(c)	6,630,000	6,390,735
8% 11/1/26 (b)	3,275,000	3,288,824
United Rentals North America, Inc.:
6% 12/15/29 (b)	545,000	552,988
6.125% 3/15/34 (b)	3,415,000	3,431,098
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	2,762,000	2,718,114
		76,315,812
Steel - 0.2%
Commercial Metals Co.:
3.875% 2/15/31	655,000	588,423
4.125% 1/15/30	1,140,000	1,055,551
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)(c)	1,475,000	1,376,901
		3,020,875
Super Retail - 1.8%
Bath & Body Works, Inc. 6.694% 1/15/27	625,000	635,324
Carvana Co.:
4.875% 9/1/29 (b)	1,855,000	1,446,269
5.5% 4/15/27 (b)	1,025,000	912,279
5.875% 10/1/28 (b)	507,000	427,585
10.25% 5/1/30 (b)	150,000	147,099
12% 12/1/28 pay-in-kind (b)(d)	606,433	655,114
13% 6/1/30 pay-in-kind (b)(d)	915,167	1,009,380
14% 6/1/31 pay-in-kind (b)(d)	1,086,116	1,264,724
EG Global Finance PLC 12% 11/30/28 (b)	5,560,000	5,953,442
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)	1,330,000	1,341,432
Hanesbrands, Inc. 4.875% 5/15/26 (b)	295,000	288,931
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,315,000	2,045,374
Levi Strauss & Co. 3.5% 3/1/31 (b)	700,000	610,139
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	1,425,000	1,054,119
7.875% 5/1/29 (b)	1,100,000	632,266
Nordstrom, Inc.:
4.25% 8/1/31	1,630,000	1,450,658
4.375% 4/1/30 (c)	1,090,000	991,022
Sally Holdings LLC 6.75% 3/1/32 (c)	1,405,000	1,400,029
Wolverine World Wide, Inc. 4% 8/15/29 (b)	3,250,000	2,770,821
		25,036,007
Technology - 6.9%
Acuris Finance U.S.:
5% 5/1/28 (b)	4,495,000	4,006,146
9% 8/1/29 (h)(i)(j)	1,545,000	1,552,725
Amentum Escrow Corp. 7.25% 8/1/32 (b)(j)	1,655,000	1,690,265
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	760,000	716,554
Block, Inc.:
3.5% 6/1/31	3,117,000	2,703,689
6.5% 5/15/32 (b)	2,720,000	2,764,069
Broadcom, Inc.:
2.45% 2/15/31 (b)	2,035,000	1,755,401
2.6% 2/15/33 (b)	1,570,000	1,300,017
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)(c)	710,000	665,967
4.875% 7/1/29 (b)(c)	720,000	680,151
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	2,710,000	2,641,565
8.25% 6/30/32 (b)	1,360,000	1,411,004
9% 9/30/29 (b)	5,045,000	5,016,779
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)(c)	2,415,000	2,477,280
Cogent Communications Group, Inc. 7% 6/15/27 (b)	1,670,000	1,686,316
Coherent Corp. 5% 12/15/29 (b)(c)	2,885,000	2,751,996
CommScope, Inc.:
4.75% 9/1/29 (b)	1,415,000	1,025,875
6% 3/1/26 (b)	1,260,000	1,182,735
Elastic NV 4.125% 7/15/29 (b)	1,715,000	1,580,060
Entegris, Inc.:
3.625% 5/1/29 (b)	990,000	897,979
4.75% 4/15/29 (b)	3,475,000	3,352,677
5.95% 6/15/30 (b)	3,270,000	3,262,377
Gen Digital, Inc.:
5% 4/15/25 (b)	1,090,000	1,083,316
7.125% 9/30/30 (b)(c)	545,000	563,426
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	2,070,000	1,882,097
5.25% 12/1/27 (b)	625,000	615,303
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	1,090,000	842,855
HTA Group Ltd. 7.5% 6/4/29 (b)	4,790,000	4,807,963
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	1,115,000	1,147,073
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	4,095,000	3,785,057
Match Group Holdings II LLC:
3.625% 10/1/31 (b)(c)	325,000	280,288
4.125% 8/1/30 (b)	695,000	624,437
McAfee Corp. 7.375% 2/15/30 (b)	1,505,000	1,403,874
MicroStrategy, Inc. 6.125% 6/15/28 (b)	3,355,000	3,318,070
ON Semiconductor Corp. 3.875% 9/1/28 (b)	1,875,000	1,751,442
Open Text Corp.:
3.875% 2/15/28 (b)	1,310,000	1,222,900
3.875% 12/1/29 (b)	1,655,000	1,502,297
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	1,840,000	1,678,255
4.125% 12/1/31 (b)(c)	875,000	778,984
Rackspace Finance LLC 3.5% 5/15/28 (b)	2,262,850	980,025
Roblox Corp. 3.875% 5/1/30 (b)	3,450,000	3,091,472
Seagate HDD Cayman:
5.75% 12/1/34	1,210,000	1,183,171
8.25% 12/15/29	555,000	597,910
8.5% 7/15/31	670,000	726,166
Sensata Technologies BV 4% 4/15/29 (b)	3,430,000	3,178,501
Sensata Technologies, Inc.:
3.75% 2/15/31 (b)	545,000	481,364
6.625% 7/15/32 (b)	1,515,000	1,534,787
SS&C Technologies, Inc.:
5.5% 9/30/27 (b)	440,000	435,860
6.5% 6/1/32 (b)	2,710,000	2,760,310
TTM Technologies, Inc. 4% 3/1/29 (b)(c)	4,905,000	4,554,370
UKG, Inc. 6.875% 2/1/31 (b)	1,605,000	1,649,674
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	1,760,000	1,531,200
VM Consolidated, Inc. 5.5% 4/15/29 (b)	2,020,000	1,956,917
		97,070,991
Telecommunications - 4.1%
Altice Financing SA:
5% 1/15/28 (b)	1,570,000	1,253,711
5.75% 8/15/29 (b)	6,145,000	4,663,849
Altice France Holding SA 6% 2/15/28 (b)	2,945,000	906,364
Altice France SA:
5.125% 1/15/29 (b)	2,620,000	1,818,787
5.125% 7/15/29 (b)	4,145,000	2,906,868
5.5% 1/15/28 (b)	4,455,000	3,261,514
5.5% 10/15/29 (b)	1,620,000	1,139,278
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	6,814,000	6,653,186
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	765,000	701,622
5.625% 9/15/28 (b)	605,000	513,593
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)	1,435,000	1,410,320
Consolidated Communications, Inc. 5% 10/1/28 (b)	930,000	804,965
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	430,000	414,116
5.875% 10/15/27 (b)(c)	1,685,000	1,668,418
5.875% 11/1/29	2,485,000	2,236,496
8.75% 5/15/30 (b)	1,675,000	1,754,783
IHS Netherlands Holdco BV 8% 9/18/27 (b)	680,000	658,750
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	3,100,000	2,949,103
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	1,010,000	840,477
Level 3 Financing, Inc.:
3.875% 10/15/30 (b)	565,000	364,015
4.5% 4/1/30 (b)	2,100,000	1,407,172
10.5% 5/15/30 (b)	2,909,000	2,972,998
11% 11/15/29 (b)	1,014,402	1,073,886
Millicom International Cellular SA 4.5% 4/27/31 (b)	475,000	414,889
Sable International Finance Ltd. 5.75% 9/7/27 (b)	748,000	731,402
SBA Communications Corp. 3.125% 2/1/29 (c)	550,000	497,947
Telecom Italia Capital SA:
6% 9/30/34	184,000	173,191
7.2% 7/18/36	364,000	361,857
7.721% 6/4/38	131,000	133,128
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	3,690,000	2,643,686
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	2,980,000	2,583,925
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	3,745,000	3,170,855
Windstream Escrow LLC 7.75% 8/15/28 (b)	2,220,000	2,141,444
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)(c)	905,000	769,582
6.125% 3/1/28 (b)	1,755,000	1,198,196
		57,194,373
Textiles/Apparel - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)	720,000	632,355
Foot Locker, Inc. 4% 10/1/29 (b)(c)	715,000	611,998
Kontoor Brands, Inc. 4.125% 11/15/29 (b)(c)	580,000	533,123
		1,777,476
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25 (b)	1,690,000	1,682,412
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	1,020,000	918,794
Seaspan Corp. 5.5% 8/1/29 (b)	3,000,000	2,703,001
XPO, Inc.:
6.25% 6/1/28 (b)	335,000	338,649
7.125% 6/1/31 (b)(c)	550,000	567,306
7.125% 2/1/32 (b)	1,650,000	1,706,462
		7,916,624
Utilities - 2.6%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	2,580,000	2,285,050
3.75% 1/15/32 (b)(c)	280,000	244,168
DPL, Inc.:
4.125% 7/1/25	1,370,000	1,338,603
4.35% 4/15/29	185,000	173,722
FirstEnergy Corp. 3.4% 3/1/50	2,175,000	1,494,866
NextEra Energy Partners LP 7.25% 1/15/29 (b)(c)	2,495,000	2,591,631
NRG Energy, Inc.:
3.375% 2/15/29 (b)	2,360,000	2,124,014
3.625% 2/15/31 (b)	790,000	691,254
5.25% 6/15/29 (b)	2,565,000	2,494,106
PG&E Corp.:
5% 7/1/28 (c)	4,420,000	4,311,299
5.25% 7/1/30	5,970,000	5,768,775
Pike Corp.:
5.5% 9/1/28 (b)	4,027,000	3,904,707
8.625% 1/31/31 (b)	1,425,000	1,532,347
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,849,000	2,789,572
5.5% 9/1/26 (b)	1,130,000	1,119,777
5.625% 2/15/27 (b)	1,965,000	1,949,905
7.75% 10/15/31 (b)	2,445,000	2,583,766
		37,397,562
TOTAL NONCONVERTIBLE BONDS		1,178,458,809
TOTAL CORPORATE BONDS (Cost $1,248,834,721)		1,198,701,101

U.S. Treasury Obligations - 0.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes 4.125% 11/15/32 (Cost $6,937,184)	6,995,000	7,048,555

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Bbam U.S. Clo Iv Ltd. Series 2024-4A Class D, CME Term SOFR 3 Month Index + 6.250% 11.5729% 7/15/39 (b)(d)(e)	250,000	249,806
Birch Grove Clo 4 Ltd. Series 2024-4A Class ER, CME Term SOFR 3 Month Index + 6.500% 11.8014% 7/15/37 (b)(d)(e)	316,000	316,955
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 11.0251% 7/20/37 (b)(d)(e)	397,000	395,550
Palmer Square Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 5.700% 10.9939% 7/20/37 (b)(d)(e)	1,000,000	1,000,076
TOTAL ASSET-BACKED SECURITIES (Cost $1,963,000)		1,962,387

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2435% 6/15/38 (b)(d)(e)	838,161	821,822
ELP Commercial Mortgage Trust floater Series 2021-ELP Class F, CME Term SOFR 1 Month Index + 2.780% 8.1105% 11/15/38 (b)(d)(e)	1,196,607	1,169,684
Extended Stay America Trust floater Series 2021-ESH Class F, CME Term SOFR 1 Month Index + 3.810% 9.1435% 7/15/38 (b)(d)(e)	486,746	486,746
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)	772,000	723,088
Merit floater Series 2021-STOR Class F, CME Term SOFR 1 Month Index + 2.310% 7.6435% 7/15/38 (b)(d)(e)	1,791,000	1,766,374
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,837,438)		4,967,714

Common Stocks - 2.3%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (k)	12,300	853,497
Capital Goods - 0.1%
Chart Industries, Inc. (k)	7,400	1,191,992
Regal Rexnord Corp.	4,400	706,992
TOTAL CAPITAL GOODS		1,898,984
Energy - 1.0%
California Resources Corp.	25,500	1,311,720
California Resources Corp. warrants 10/27/24 (k)	2,871	45,103
Mesquite Energy, Inc. (i)(k)	149,356	12,502,605
New Fortress Energy, Inc. Class A (c)	30,800	607,992
TOTAL ENERGY		14,467,420
Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. rights (i)(k)	963,443	1,028,427
Healthcare - 0.2%
Cano Health, Inc. (i)	106,584	1,309,917
Cano Health, Inc. warrants (i)(k)	4,738	20,468
Centene Corp. (k)	24,000	1,846,080
TOTAL HEALTHCARE		3,176,465
Metals/Mining - 0.0%
Elah Holdings, Inc. (k)	333	9,990
Technology - 0.3%
Coherent Corp. (k)	24,700	1,721,096
MKS Instruments, Inc.	5,900	742,810
ON Semiconductor Corp. (k)	17,500	1,369,375
TOTAL TECHNOLOGY		3,833,281
Telecommunications - 0.5%
GTT Communications, Inc. (i)(k)	40,978	1,448,982
Helios Towers PLC (k)	2,493,500	4,058,187
SBA Communications Corp. Class A	5,600	1,229,424
TOTAL TELECOMMUNICATIONS		6,736,593
TOTAL COMMON STOCKS (Cost $20,492,692)		32,004,657

Bank Loan Obligations - 4.8%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (d)(e)(l)	728,113	706,270
Broadcasting - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.443% 8/24/26 (d)(e)(l)	871,768	807,841
term loan NULL 10% 8/2/27 (l)	906,856	1,202,718
TOTAL BROADCASTING		2,010,559
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (d)(e)(l)	1,630,012	1,294,849
Chemicals - 0.7%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8437% 11/15/30 (d)(e)(l)	2,837,888	2,700,136
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (d)(e)(l)	1,891,344	1,887,410
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (d)(e)(l)	3,581,726	3,550,386
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8474% 6/23/31 (d)(e)(l)	1,310,149	1,313,425
TOTAL CHEMICALS		9,451,357
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (d)(e)(l)	1,682,553	1,681,712
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 7/8/31 (d)(e)(l)	85,000	84,858
TOTAL CONSUMER PRODUCTS		1,766,570
Diversified Financial Services - 0.1%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7/18/31 (e)(l)(m)	2,070,000	2,044,125
Diversified Media - 0.1%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9346% 12/17/26 (d)(e)(l)	1,281,680	1,072,612
Energy - 0.2%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (d)(e)(l)	2,340,438	2,331,661
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (e)(f)(i)(l)	2,735,146	0
term loan 0% (d)(f)(i)(l)	1,217,000	0
TOTAL ENERGY		2,331,661
Healthcare - 0.1%
Cano Health, Inc. 1LN, term loan 3 month U.S. LIBOR + 11.000% 13.3346% 10/7/24 (d)(e)(i)(l)	625,121	625,121
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 1/8/27 (d)(e)(l)	126,380	126,507
TOTAL HEALTHCARE		751,628
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8451% 11/6/30 (d)(e)(l)	159,620	160,265
Leisure - 0.8%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6109% 7/21/30 (d)(e)(l)	5,705,427	5,705,427
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5962% 9/18/26 (d)(e)(l)	2,130,290	2,142,283
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5137% 12/30/26 (d)(e)(l)	3,095,000	2,793,238
TOTAL LEISURE		10,640,948
Metals/Mining - 0.1%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.609% 6/4/28 (d)(e)(l)	1,621,641	1,343,059
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1187% 4/13/29 (d)(e)(l)	344,477	344,564
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 4/13/29 (e)(l)(m)	60,000	60,015
TOTAL PAPER		404,579
Services - 1.0%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 12/21/28 (d)(e)(l)	635,915	638,141
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1937% 12/10/29 (d)(e)(l)	225,000	217,125
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 12/10/28 (d)(e)(l)	2,213,250	2,214,290
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (d)(e)(l)	630,245	630,170
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9582% 6/2/28 (d)(e)(l)	2,481,721	2,439,855
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2521% 8/1/29 (d)(e)(l)	180,000	180,653
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(i)(l)	3,260,490	3,260,490
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (d)(e)(l)	5,702,517	4,671,331
TOTAL SERVICES		14,252,055
Super Retail - 0.6%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 3/5/28 (d)(e)(l)	2,736,683	2,731,319
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1821% 6/6/31 (d)(e)(l)	5,396,948	5,195,912
TOTAL SUPER RETAIL		7,927,231
Technology - 0.6%
Applied Systems, Inc. Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5846% 2/23/32 (d)(e)(l)	25,000	25,891
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5937% 2/15/29 (d)(e)(l)	1,571,449	1,567,520
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(i)(l)	76,147	76,147
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 10/7/29 (d)(e)(l)	614,633	618,936
Leia Finco U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (e)(l)(m)	2,770,000	2,731,913
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6966% 5/15/28 (d)(e)(l)	524,382	529,626
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5546% 2/10/31 (d)(e)(l)	2,462,981	2,470,075
TOTAL TECHNOLOGY		8,020,108
Telecommunications - 0.2%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4346% 6/30/28 (d)(e)(l)	1,920,914	1,392,663
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4439% 12/30/27 (d)(e)(l)	2,259,188	2,097,272
TOTAL TELECOMMUNICATIONS		3,489,935
Textiles/Apparel - 0.0%
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7082% 4/16/28 (d)(e)(l)	727,500	727,726
TOTAL BANK LOAN OBLIGATIONS (Cost $71,094,837)		68,395,537

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
Air Transportation - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)	1,225,000	1,221,933
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.7% (d)(n)	1,820,000	1,668,592
4.7% (d)(n)	1,785,000	1,481,435
Bank of America Corp. 5.875% (c)(d)(n)	2,195,000	2,164,444
Citigroup, Inc. 7.125% (d)(n)	2,535,000	2,538,579
JPMorgan Chase & Co.:
4.6% (d)(n)	1,580,000	1,568,120
6.1% (d)(n)	2,190,000	2,177,460
Wells Fargo & Co. 7.625% (d)(n)	615,000	654,158
TOTAL BANKS & THRIFTS		12,252,788
Diversified Financial Services - 0.1%
Aircastle Ltd. 5.25% (b)(d)(n)	225,000	219,898
Charles Schwab Corp. 4% (d)(n)	1,405,000	1,186,168
TOTAL DIVERSIFIED FINANCIAL SERVICES		1,406,066
TOTAL PREFERRED SECURITIES (Cost $13,241,073)		14,880,787

Fixed-Income Funds - 0.5%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (Cost $6,511,488)	179,600	6,627,240

Other - 1.3%
	Shares	Value ($)
Other - 1.3%
Fidelity Private Credit Co. LLC (h)(o) (Cost $17,738,667)	1,780,053	18,085,336

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (p)	49,431,157	49,441,043
Fidelity Securities Lending Cash Central Fund 5.39% (p)(q)	54,424,260	54,429,703
TOTAL MONEY MARKET FUNDS (Cost $103,870,746)		103,870,746

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $1,495,521,846)	1,456,544,060
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(45,056,593)
NET ASSETS - 100.0%	1,411,487,467

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $985,243,572 or 69.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,245,405 or 1.6% of net assets.

(i)	Level 3 security
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Non-income producing
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Affiliated Fund
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acuris Finance U.S. 9% 8/1/29	7/25/24	1,545,000

Fidelity Private Credit Co. LLC	4/15/22 - 7/08/24	17,738,667

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	3,232,032

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	54,802,390	80,927,567	86,289,546	745,955	632	-	49,441,043	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	8,172,350	93,421,290	47,163,937	41,289	-	-	54,429,703	0.2%
Total	62,974,740	174,348,857	133,453,483	787,244	632	-	103,870,746

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	17,286,920	806,989	-	629,975	-	(8,573)	18,085,336
	17,286,920	806,989	-	629,975	-	(8,573)	18,085,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Corporate Bonds, U.S. Treasury Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.